Right of use assets, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 360,181	$ 260,776
Exchange differences	20,169	14,816
Additions and re-measurements	100,448	147,928
Depreciation	(74,085)	(63,339)	$ (49,199)
Closing net book amount	406,713	360,181	260,776
Agricultural Partnerships
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	333,562	235,971
Exchange differences	19,095	13,223
Additions and re-measurements	95,386	140,724
Depreciation	(63,195)	(56,356)
Closing net book amount	384,848	333,562	235,971
Others
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	26,619	24,805
Exchange differences	1,074	1,593
Additions and re-measurements	5,062	7,204
Depreciation	(10,890)	(6,983)
Closing net book amount	$ 21,865	$ 26,619	$ 24,805